Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,	As of June 30,
	2020	2021
	US$	US$

Other tax payables (Note 1)	4,386,517	2,018,564
Accruals for user incentive programs	—	1,863,526
Accrued expenses (Note 2)	2,772,237	1,840,150
Accrued loss contingencies relating litigation and asserted claims	2,872,150	676,526
Others	655,614	285,769
Total	10,686,518	6,684,535

Note 1: Other tax payables as of June 30, 2021, mainly consisted of value-added tax payable of US$1.4 million and other taxes such as individual income tax and stamp duty tax.

Note 2: Accrued expenses mainly consisted of accrued professional service fees and other miscellaneous expenses related to marketing and operation activities.